Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Summary of intangible assets, net

	As of December 31,
	2022	2023
	US$	US$
Copyright for teaching materials	120	120
Computer software	5	5
Total	125	125
Less: Accumulated amortization	(21)	(33)
Intangible assets, net	104	92

Schedule of amortization expense of intangible assets

Amortization
Expense
US$
2024	12
2025	12
2026	12
2027	12
2028 and thereafter	44
92